Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents
Schedule of cash and cash equivalents

In € thousand	12/31/2023	12/31/2022
Short-term fixed-term deposits	—	49,385
Cash at banks	83,508	130,196
Total cash and cash equivalents	83,508	179,581